Annual Total Returns [BarChart] - First Trust Emerging Markets Local Currency Bond ETF - First Trust Emerging Markets Local Currency Bond ETF	Mar. 01, 2021
Bar Chart Table:
2015	(14.66%)
2016	7.72%
2017	12.57%
2018	(7.22%)
2019	11.58%
2020	3.03%